26. Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2018
Sharebased Payment Tables Abstract
Schedule of stock option activity

The following table summarizes the stock option activity for the years ended December 31, 2018, 2017 and 2016:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2016	202,500	$2.759	5.00	$413,693
Granted	313,000	–	–	329,871
Exercised	–	–	–	–
Cancelled	(31,250)	–	–	–
Outstanding at December 31, 2016	484,250	$1.132	4.69	$743,564
Granted	–	–	–	–
Exercised	(2,900)	–	–	–
Cancelled	(7,500)	–	–	(2,400)
Outstanding and exercisable at December 31, 2017	473,850	$1.132	3.85	$741,164
Granted	–	–	–	–
Exercised	–	–	–	–
Cancelled	(655)	–	–
Outstanding and exercisable at December 31, 2018	473,195	$1.132	2.85	$741,164

Schedule of unvested stock option activity

The following table summarizes the unvested stock option activity during the period from January 1, 2016 to December 31, 2018:

Number of shares
Unvested January 1, 2016	134,302
Granted	313,000
Vested	(266,837)
Cancelled	(31,250)
Unvested December 31, 2016	149,215
Granted	–
Vested	(99,249)
Cancelled	(7,500)
Unvested December 31, 2017	42,466
Granted	–
Vested	(28,375)
Cancelled	(655)
Unvested December 31, 2018	13,436

Schedule ofstock options using the Black-Scholes option-pricing model

The fair value assigned to the vested increments of these awards was estimated at the grant date of the stock options using the Black-Scholes option-pricing model with the following assumptions:

Year ended December 31, 2016

Stock price	$1.80 - $3.55
Risk-free interest rate	0.94% - 2.10%
Expected term (in years)	5.0
Weighted average expected stock price volatility	34.28%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$1.0539